Organization and Business Overview (Details) $ / shares in Units, $ in Thousands							6 Months Ended	12 Months Ended
		Jun. 07, 2025 HKD ($) shares	Jun. 07, 2025 USD ($) $ / shares shares	Nov. 27, 2024 shares	Mar. 20, 2024 HKD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	May 31, 2025	Nov. 30, 2025 $ / shares	Nov. 30, 2024 $ / shares shares		Jul. 30, 2025 $ / shares	Nov. 30, 2023 $ / shares	Nov. 07, 2021 $ / shares	Nov. 06, 2021 $ / shares
Organization and Business Overview [Line Items]
Date of incorporation								Jul. 05, 2018
Reclassification of ordinary shares | shares				1,500,000
Voting rights								fifty
Ordinary shares par value												$ 0.00001
Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Voting rights							one	one
Ordinary shares par value	[1]							$ 0.0002	$ 0.0002
Class B Ordinary Share [Member]
Organization and Business Overview [Line Items]
Voting rights							50	50
Ordinary shares par value								$ 0.0002	$ 0.0002	[1]
IPO [Member]
Organization and Business Overview [Line Items]
Price per share						$ 4
Offering expenses					$ 49,040	$ 6,303,045
PIPE [Member]
Organization and Business Overview [Line Items]
Price per share			$ 0.2615
Commissions and offering expenses		$ 30,800	$ 3,818,011
PIPE [Member] | Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued | shares		15,000,000	15,000,000
Ordinary shares par value			$ 0.00001
Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued | shares									93,750
Ordinary shares par value													$ 0.00001	$ 0.00001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued | shares
Price per share								$ 0.00001
Ordinary shares par value											$ 1.205
Ordinary Shares [Member] | Class B Ordinary Share [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued | shares
Ordinary Shares [Member] | IPO [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued | shares					1,875,000	1,875,000

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company has completed the Class A and Class B share re-designation in February 2025. In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid -in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133). In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share- based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000(equivalent to HK$467,220). On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on or about February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split.